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                           UNITED STATES                       OMB APPROVAL
                SECURITIES AND EXCHANGE COMMISSION     OMB Number:     3235-0456
                      Washington, D.C. 20549           Expires:  August 31, 2000
                                                       Estimated average burden
                            FORM 24F-2                 hours per response .....1
                 ANNUAL NOTICE OF SECURITIES SOLD      -------------------------
                      PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:
      MFS Variable Insurance Trust
      500 Boylston Street
      Boston, MA 02116

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): [X]

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3.    Investment Company Act File Number:         811-8326

      Securities Act File Number:                 33-74668

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4(a). Last day of fiscal year for which this Form is filed:    December 31, 1998

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                $ 39,630,995
                                                                   ------------
       (ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:                   $  6,528,420
                                                                   ------------
      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending no
             earlier than October 11, 1995 that were not
             previously used to reduce registration fees payable
             to the Commission:                                    $          -
                                                                   ------------
       (iv)  Total available redemption credits [add Items
             5(ii) and 5(iii)]:                                    $  6,528,420
                                                                   ------------
        (v)  Net sales -if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                 $ 33,102,575
                                                                   ------------
       (vi)  Redemption credits available for use in future years  $          -
             --if Item 5(i) is less than item 5(iv) [subtract      ------------
             Item 5(iv) from Item 5(i)]:
      (vii)  Multiplier for determining registration fee (See      x   0.000278
             Instruction C.9):                                     ------------

     (viii)  Registration fee due [multiply Item 5(v) by           = $ 9,202.52
             Item 5 (vii)] (enter "0" if no fee is due):           ------------

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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$         -
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8.  Total of the amount of the registration fee due plus any interest due [line
    5(viii) plus line 7]:

                                                                   =$  9,202.52
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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:
      Method of Delivery   March 25, 1999

                           [X]  Wire Transfer
                           [ ]  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James F. DesMarais
                               -----------------------------
                               James F. DesMarais, Assistant
                               Secretary Pro tempore

Date  March 25, 1999

               *Please print the name and the title of the signing
                          officer below the signature.